Income Taxes	12 Months Ended
Mar. 31, 2025
Income Tax Disclosure [Abstract]
Income Taxes

11. Income Taxes

The components of loss before income taxes, by geography, consists of the following:

	For the Fiscal Years Ended March 31,
	2025	2024	2023
Japan	¥(534,685)	¥(661,966)	¥(478,633)

During the fiscal years ended March 31, 2025, 2024 and 2023, the Company had no tax expense.

The Company is subject to national and local income taxes in Japan which, in the aggregate, indicate a statutory rate of approximately 30.62% for the fiscal years ended March 31, 2025 and 2024, respectively, and 33.58% for the fiscal year ended March 31, 2023. The statutory tax rate in effect for the year in which the temporary differences are expected to reverse is used to calculate the tax effects of temporary differences that are expected to reverse in the future years.

A reconciliation of income tax expense to the amount of income tax expense (benefit) at the statutory rate in Japan for the fiscal years ended March 31, 2025, 2024 and 2023 is as follows:

	For the Fiscal Years Ended March 31,
	2025	2024	2023
Income tax benefit at the statutory rate	¥(163,721)	¥(202,694)	¥(160,725)
Increase (reduction) in taxes resulting from:
Change in valuation allowance	193,402	175,731	175,162
Permanent difference	(19,400)	(6,741)	(15,264)
Unrecognizable loss carryforwards	—	13,083
Non-deductible expenses	6,937	4,548
Rate difference	(16,310)	17,892	729
Inhabitat and business tax	(909)	(1,818)
Other	1	(1)	98
Income tax expense	¥—	¥—	¥—

Significant components of deferred tax assets and liabilities are as follows:

	March 31,
	2025	2024
Deferred tax assets:
Deferred revenue	¥245,701	¥178,054
Net operating loss carryforwards	212,825	107,085
Accrued expenses and reserves	122,403	94,401
Operating lease liabilities	278	2,076
Other	909	2,447
Total deferred tax assets	582,116	384,063
Deferred tax liabilities:
Depreciation and amortization	¥9,725	¥3,278
Operating lease ROU assets	280	2,076
Total deferred tax liabilities	10,005	5,354
Less: Valuation allowance	(572,111)	(378,709)
Net deferred tax assets/(liabilities)	¥—	¥—

The Company has net operating loss carryforwards of JP675,207, JPY349,722 and JPY143,264 as of March 31, 2025, 2024 and 2023, respectively, which expire between 2033 to 2035.

The Company has evaluated the positive and negative evidence bearing upon the realizability of its net deferred tax assets. Due to the Company’s history of net losses and the difficulty in predicting future results, the Company concluded it was not more likely than not that the deferred tax assets would be utilized. Accordingly, the Company has established a full valuation allowance against net deferred tax assets as of March 31, 2025 and 2024. Significant management judgment is required in determining the Company’s deferred tax assets and liabilities and valuation allowances for purposes of assessing its ability to realize any future benefit from its net deferred tax assets. The Company intends to maintain this valuation allowance until sufficient positive evidence exists to support the reversal of the valuation allowance. Income tax expense recorded in the future will be reduced to the extent that sufficient positive evidence materializes to support a reversal of, or decrease in, the Company’s valuation allowance.

The net changes in the total valuation allowance for net deferred tax assets for the fiscal years ended March 31, 2025 and 2024 consist of the following:

	For the Fiscal Years Ended March 31,
	2025	2024
Valuation allowance at beginning of year	¥378,709	¥202,978
Additions (deductions)	193,402	175,731
Valuation allowance at end of year	¥572,111	¥378,709

For the fiscal years ended March 31, 2025, 2024 and 2023, the Company had no uncertain tax positions anticipated to significantly increase or decrease within 12 months.

Interest and penalties related to income tax matters are recognized as a component of selling, general and administrative expenses in the Statements of Operations, if applicable. The Company did not have any interest or penalties associated with any uncertain tax benefits that had been accrued or recognized as of and for the fiscal years ended March 31, 2025, 2024 and 2023.

The Company files national and local income tax returns within Japan. As of the reporting date, the Company is not currently, or has it been, under income tax examination, but it may be subject to examination in the future. The tax authorities could perform tax examination on years as early as the tax year ended March 31, 2025.